Summary of Significant Accounting Policies - Schedule of Anti-Dilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Anti-dilutive securities	31,080,118	139,173	27,047,746	117,720
Convertible Notes Payable [Member]
Anti-dilutive securities	1,716,123		892,857
Warrant[Member]
Anti-dilutive securities	27,029,995	139,173	24,466,783	117,720
Stock Option [Member]
Anti-dilutive securities	2,334,000		1,688,106